SCHEDULE OF EFFECTIVE INCOME TAX RATE (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Statutory U.S. federal income tax rate	21.00%	21.00%
Foreign tax rate differential	(3.80%)	216.50%
Change in valuation allowances	25.00%	3634.40%
Other	(0.20%)
Effective combined tax rate	0.00%	3871.90%